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                         Nicholas-Applegate Fund, Inc.
                               100 Mulberry Street
                         Gateway Center Three, 4th Floor
                          Newark, New Jersey 07102-4077




                                                                   March 2, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     RE:   Nicholas-Applegate Fund, Inc.
           Registration Nos. 33-38461 and 811-5019
           ---------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 and (ii) that the text of Post-Effective Amendment No. 18 was filed electronically on March 1, 2004.


                                               Sincerely,



                                               /s/  Robert F. Gunia
                                               --------------------
                                               Robert F. Gunia
                                               Vice President